CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (6,068)	$ (10,524)	$ (12,192)	$ (21,308)	$ (128,865)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	6,071	11,966	12,314	25,501	23,838
Equity-based compensation		479	612	1,223	1,553
Paid-in-Kind interest added to debt principal	400	294	991	1,777	790
Allowance for credit losses	56	922	100	439	4,452
Amortization of deferred financing fees included in interest expense		1,046	903	1,840	1,266
Loss (gain) on disposal of property, plant and equipment	(25)	289	243	243	7,750
Mark-to-market adjustments	(2)	250	(1,975)	(3,585)	(217)
Foreign currency transactions		91	48	492	498
Change in deferred income taxes		(3,083)	(1,454)	(3,448)	(18,256)
Change in operating assets and liabilities:
Accounts receivable		(11,137)	(5,017)	(20,102)	965
Inventories		(53,663)	(7,564)	(16,543)	16,869
Derivative assets and liabilities		(10,743)	4,289	14,860	1,463
Prepaid expense and other assets		(14,257)	(2,000)	(401)	(351)
Accounts payable		37,278	9,463	18,724	(32,146)
Accrued liabilities and other		3,818	457	3,150	19,426
Net cash used in operating activities		(46,974)	(782)	2,877	(13,450)
Cash flows from investing activities:
Additions to property and equipment		(15,163)	(8,556)	(25,115)	(19,472)
Additions to intangible assets		(48)	(253)	(321)
Proceeds from sale of property and equipment		2,248	1,354	2,789	987
Net cash used in investing activities		(12,963)	(7,455)	(22,647)	(411,822)
Cash flows from financing activities:
Payments on debt		(51,665)	(46,453)	(111,313)	(122,018)
Proceeds from debt		107,423	54,888	119,740	352,968
Payment of debt issuance costs			(597)	(1,426)	(8,229)
Net unit settlement		(477)	(162)	(162)
Net cash provided by financing activities		55,281	7,676	23,839	442,579
Effect of exchange rate changes on cash		(29)	112	149	(38)
Net decrease in cash and cash equivalents and restricted cash		(4,685)	(449)	4,218	17,269
Cash and cash equivalents and restricted cash at beginning of period		22,870	18,652	18,652	1,383
Cash and cash equivalents and restricted cash at end of period	$ 18,203	18,185	18,203	22,870	18,652
Supplemental non-cash investing and financing activities:
Property, plant and equipment acquired but not yet paid		372	2,160	184	2,020
Accumulating preferred dividends		$ 13,882	$ 11,848	$ 24,208	$ 18,513